Interim Financial Data by Segment - Revenue and Earnings Before Taxes by Segment (Details) (USD $)	3 Months Ended		9 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Amortization of intangibles	$ 7,000,000	$ 7,100,000	$ 37,500,000	$ 21,500,000
Revenues	526,400,000	501,100,000	1,560,400,000	1,470,900,000
Earnings before Income Taxes	91,000,000	100,500,000	232,600,000	268,100,000
Separation costs	600,000	0	34,600,000	0
Segment Reconciling Items
Segment Reporting Information [Line Items]
Revenues	(14,700,000)	(1,500,000)	(23,500,000)	(5,400,000)
Earnings before Income Taxes	(2,400,000)	(200,000)	(4,100,000)	300,000
Automotive Retail North America | Operating Segments
Segment Reporting Information [Line Items]
Revenues	347,300,000	321,500,000	1,007,000,000	948,500,000
Earnings before Income Taxes	103,200,000	100,300,000	290,400,000	264,700,000
Automotive Retail International | Operating Segments
Segment Reporting Information [Line Items]
Revenues	87,600,000	85,200,000	261,700,000	255,200,000
Earnings before Income Taxes	13,000,000	12,500,000	41,500,000	37,000,000
Other
Segment Reporting Information [Line Items]
Separation costs	600,000	0	34,600,000	0
Other | Operating Segments
Segment Reporting Information [Line Items]
Earnings before Income Taxes	(33,700,000)	(17,700,000)	(110,100,000)	(51,600,000)
Digital Marketing
Segment Reporting Information [Line Items]
Amortization of intangibles			15,600,000
Digital Marketing | Operating Segments
Segment Reporting Information [Line Items]
Revenues	106,200,000	95,900,000	315,200,000	272,600,000
Earnings before Income Taxes	$ 10,900,000	$ 5,600,000	$ 14,900,000	$ 17,700,000